Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential’s Gibraltar Fund, Inc.
Entity Central Index Key	0000080946
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
PRUDENTIAL'S GIBRALTAR FUND, INC.
Shareholder Report [Line Items]
Fund Name	Prudential's Gibraltar Fund, Inc.
Class Name	Prudential's Gibraltar Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Prudential's Gibraltar Fund, Inc. (the “Fund”) for the peri od of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www . prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Prudential's Gibraltar Fund, Inc.	$70	0.65%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted solid gains for the reporting period, supported by investor enthusiasm around artificial intelligence (AI), resilient corporate earnings, and three Federal Reserve rate cuts later in the period. Volatility picked up late in the year amid renewed questions about AI-related investment and elevated valuations, but moderating economic growth and ongoing adoption of AI-technologies helped sustain investor confidence and risk appetite.
■
Positions in the information technology, communication services, financials, and industrials sectors were the largest contributors to the Fund’s solid absolute performance during the reporting period. Relative to the S&P 500 Index, security selection in the industrials, healthcare, and utilities sectors added the most value. The Fund’s overweight allocation to the communication services sector, combined with a lack of exposure to the real estate and energy sectors, also benefited relative results.
■
While the Fund delivered solid absolute performance in 2025, returns lagged the S&P 500 Index for the period. Relative underperformance was largely driven by stock selection within the information technology, communication services, consumer discretionary, and financials sectors. The
Fund’s overweight allocation to the consumer discretionary sector and underweight allocation to the healthcare sector also acted as headwinds to relative pe
rform
ance.

Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Ten Years (%)
Fund	14.31%	8.87%	15.32%
S&P 500 Index	17.88%	14.42%	14.82%

Net Assets	$ 166,516,021
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 905,879
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 12/31/2025?
Fund’s net assets	$ 166,516,021
Number of fund holdings	41
Total advisory fees paid for the year	$ 905,879
Portfolio turnover rate for the year	23%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 12/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	18.1%
Software	15.0%
Interactive Media & Services	11.2%
Financial Services	8.7%
Broadline Retail	8.6%
Pharmaceuticals	6.0%
Technology Hardware, Storage & Peripherals	5.6%
Entertainment	4.2%
Consumer Staples Distribution & Retail	4.0%
Automobiles	4.0%
IT Services	3.1%
Health Care Equipment & Supplies	2.8%
Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan)	2.7%
Industry Classification	% of Net Assets
Ground Transportation	1.3%
Electric Utilities	1.3%
Electronic Equipment, Instruments & Components	1.2%
Biotechnology	1.1%
Capital Markets	0.8%
Aerospace & Defense	0.6%
100.3%
Liabilities in excess of other assets	(0.3)%
100.0%